                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2004
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York             August 6, 2004
[Signature]                       [City, State]                   [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F  Information Table Entry Total:                88
                                            ---------------------------

Form 13F  Information Table Value Total:           $197,297,738
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                           Period Ended: June 30, 2004

            Item 1:          Item 2:  Item 3:     Item 4:      Item 5:                 Item 6:         Item 7:        Item 8:
                                                                                 Investment Discretion           Voting Authority
                                                                                        (b)                                (b)
                              Title    SEDOL/                                         Shared   (c)                       Shared
                                of     CUSIP       Fair        SHARES    SH PUT/ (a)    As    Shared                       As   (c)
        Name of Issuer        Class    Number  Market Value  PRN Amount PRN CALL Sole Defined Other   Manager (a) Sole  Defined None
---------------------------- ------  --------- ------------ ----------- --- ---- ---- ------- ------- ------- --------- ------- ----
3M CO                          COM   88579Y101  $2,601,289     28,900   SH               x               1       28,900
ALCOA INC                      COM   013817101  $1,347,624     40,800   SH               x               1       40,800
AMDOCS LTD                     COM     2256908  $2,785,827    118,900   SH               x               1      118,900
AMERICAN EXPRESS CO            COM   025816109  $2,974,902     57,900   SH               x               1       57,900
AMERICAN INTERNATIONAL GROUP   COM   026874107  $3,556,872     49,900   SH               x               1       49,900
APPLIED MATERIALS INC          COM   038222105  $1,238,022     63,100   SH               x               1       63,100
AUTOMATIC DATA PROCESSING      COM   053015103  $2,500,236     59,700   SH               x               1       59,700
BAKER HUGHES INC               COM   057224107  $2,804,925     74,500   SH               x               1       74,500
BIOTECH HOLDRs TRUST           COM   09067D201  $1,772,045     12,100   SH               x               1       12,100
BURBERRY GROUP PLC             COM     3174300  $2,084,919    280,646   SH               x               1      280,646
CATHAY PACIFIC AIRWAYS         COM     6179755  $2,742,384  1,455,000   SH               x               1    1,455,000
CENTEX CORP                    COM   152312104  $1,797,975     39,300   SH               x               1       39,300
CHECK POINT SOFTWARE TECH      COM     2181334  $3,141,636    116,400   SH               x               1      116,400
CHICO'S FAS INC                COM   168615102  $2,248,968     49,800   SH               x               1       49,800
CISCO SYSTEMS INC              COM   17275R102  $2,844,000    120,000   SH               x               1      120,000
CITIGROUP INC                  COM   172967101  $2,008,800     43,200   SH               x               1       43,200
COACH INC                      COM   189754104  $2,282,095     50,500   SH               x               1       50,500
COGNOS INC                     COM   19244C109  $2,469,728     68,300   SH               x               1       68,300
CONOCOPHILLIPS                 COM   20825C104  $1,792,815     23,500   SH               x               1       23,500
CONSOL ENERGY INC              COM   20854P109  $3,546,000     98,500   SH               x               1       98,500
CORNING INC                    COM   219350105  $3,167,050    242,500   SH               x               1      242,500
DEERE & CO                     COM   244199105  $2,546,082     36,300   SH               x               1       36,300
DELL INC                       COM   24702R101  $2,672,172     74,600   SH               x               1       74,600
DOVER CORP                     COM   260003108  $2,332,340     55,400   SH               x               1       55,400
EBAY INC                       COM   278642103  $2,335,530     25,400   SH               x               1       25,400
ESPRIT HOLDINGS LTD            COM     6321642  $4,105,090    917,400   SH               x               1      917,400
FAST RETAILING CO LTD          COM     6332439  $2,946,046     36,300   SH               x               1       36,300
FINANCIAL SELECT SECTOR SPDR   COM   81369Y605      $2,858        100   SH               x               1          100
GENENTECH INC                  COM   368710406  $3,877,800     69,000   SH               x               1       69,000
GENERAL ELECTRIC CO            COM   369604103  $3,288,600    101,500   SH               x               1      101,500
GILLETTE COMPANY               COM   375766102  $2,756,000     65,000   SH               x               1       65,000
GOLDMAN SACHS GROUP INC        COM   38141G104    $687,368      7,300   SH               x               1        7,300
HALLIBURTON CO                 COM   406216101  $2,514,606     83,100   SH               x               1       83,100
HARMAN INTERNATIONAL           COM   413086109  $1,992,900     21,900   SH               x               1       21,900
HEIDRICK & STRUGGLES INTL      COM   422819102  $1,887,648     63,600   SH               x               1       63,600

                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                           Period Ended: June 30, 2004

            Item 1:          Item 2:  Item 3:     Item 4:      Item 5:                 Item 6:         Item 7:        Item 8:
                                                                                 Investment Discretion           Voting Authority
                                                                                        (b)                                (b)
                              Title    SEDOL/                                         Shared   (c)                       Shared
                                of     CUSIP       Fair        SHARES    SH PUT/ (a)    As    Shared                       As   (c)
        Name of Issuer        Class    Number  Market Value  PRN Amount PRN CALL Sole Defined Other   Manager (a) Sole  Defined None
---------------------------- ------  --------- ------------ ----------- --- ---- ---- ------- ------- ------- --------- ------- ----
HUTCHISON WHAMPOA LTD          COM     6448068  $2,435,265    356,690   SH               x               1      356,690
IMCLONE SYSTEMS                COM   45245W109  $3,139,914     36,600   SH               x               1       36,600
INTEL CORP                     COM   458140100  $2,892,480    104,800   SH               x               1      104,800
ISHARES MSCI JAPAN INDEX FD    COM   464286848  $2,642,256    248,800   SH               x               1      248,800
JETBLUE AIRWAYS CORP           COM   477143101  $1,203,846     40,975   SH               x               1       40,975
JOY GLOBAL INC                 COM   481165108  $1,640,712     54,800   SH               x               1       54,800
JPMORGAN CHASE & CO            COM   46625H100  $2,756,547     71,100   SH               x               1       71,100
JUNIPER NETWORKS INC           COM   48203R104  $3,097,982    126,088   SH               x               1      126,088
LAMAR ADVERTISING CO-CL A      COM   512815101  $2,089,470     48,200   SH               x               1       48,200
LENNAR CORP-CL A               COM   526057104  $1,967,680     44,000   SH               x               1       44,000
LEXMARK INTERNATIONAL INC-A    COM   529771107  $2,905,553     30,100   SH               x               1       30,100
LI & FUNG LTD                  COM     6286257  $2,069,183  1,415,600   SH               x               1    1,415,600
LMS MEDICAL SYSTEMS INC        COM   502089105  $1,599,850    500,000   SH               x               1      500,000
MARVELL TECHNOLOGY GROUP LTD   COM     2594653  $2,776,800    104,000   SH               x               1      104,000
MERRILL LYNCH & CO INC         COM   590188108  $1,452,062     26,900   SH               x               1       26,900
MICROSOFT CORP                 COM   594918104  $1,953,504     68,400   SH               x               1       68,400
MIZUHO FINANCIAL GROUP INC     COM     6591014  $2,365,815        520   SH               x               1          520
MOTOROLA INC                   COM   620076109  $2,522,150    138,200   SH               x               1      138,200
NIDEC CORP                     COM     6640682  $2,270,943     22,100   SH               x               1       22,100
NORTEL NETWORKS CORP           COM   656568102    $992,012    198,800   SH               x               1      198,800
NOVELL INC                     COM   670006105  $1,392,740    166,000   SH               x               1      166,000
PALMONE INC                    COM   69713P107  $3,497,862    100,600   SH               x               1      100,600
PEABODY ENERGY CORP            COM   704549104  $3,404,192     60,800   SH               x               1       60,800
PEPSICO INC                    COM   713448108    $705,828     13,100   SH               x               1       13,100
PFIZER INC                     COM   717081103  $3,001,214     87,550   SH               x               1       87,550
PRAXAIR INC                    COM   74005P104  $3,144,908     78,800   SH               x               1       78,800
QUALCOMM INC                   COM   747525103  $3,408,166     46,700   SH               x               1       46,700
RED HAT INC                    COM   756577102  $1,961,638     85,400   SH               x               1       85,400
REDIFF.COM INDIA LIMITED-ADR   ADR   757479100    $147,378     17,400   SH               x               1       17,400
RESEARCH IN MOTION             COM   760975102  $3,504,640     51,200   SH               x               1       51,200
ROBERT HALF INTL INC           COM   770323103    $720,434     24,200   SH               x               1       24,200
RYOHIN KEIKAKU CO LTD          COM     6758455  $3,322,125     64,200   SH               x               1       64,200
SAMSUNG ELECTRONICS CO LTD     COM     6771720  $3,174,075      7,699   SH               x               1        7,699
SAP AG-SPONSORED ADR           ADR   803054204  $3,357,343     80,300   SH               x               1       80,300
SERENA SOFTWARE INC            COM   817492101  $1,513,837     79,300   SH               x               1       79,300

                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                           Period Ended: June 30, 2004

            Item 1:          Item 2:  Item 3:     Item 4:      Item 5:                 Item 6:        Item 7:         Item 8:
                                                                                 Investment Discretion           Voting Authority
                                                                                        (b)                                (b)
                              Title    SEDOL/                                         Shared   (c)                       Shared
                                of     CUSIP       Fair        SHARES    SH PUT/ (a)    As    Shared                       As   (c)
        Name of Issuer        Class    Number  Market Value  PRN Amount PRN CALL Sole Defined Other   Manager (a) Sole  Defined None
---------------------------- ------  --------- ------------ ----------- --- ---- ---- ------- ------- ------- --------- ------- ----
SINA CORP                      COM     2579230  $1,936,513     58,700   SH               x               1       58,700
SMITH INTERNATIONAL INC        COM   832110100  $2,559,384     45,900   SH               x               1       45,900
SMURFIT-STONE CONTAINER CORP   COM   832727101  $2,856,840    143,200   SH               x               1      143,200
SONUS NETWORKS INC             COM   835916107  $1,040,128    217,600   SH               x               1      217,600
STATION CASINOS INC            COM   857689103  $2,415,160     49,900   SH               x               1       49,900
SYMANTEC CORP                  COM   871503108  $1,217,084     27,800   SH               x               1       27,800
TAIWAN SEMICONDUCTOR-SP ADR    ADR   874039100    $221,470     26,651   SH               x               1       26,651
TEEKAY SHIPPING CORP           COM     2933795  $2,025,996     54,200   SH               x               1       54,200
TEVA PHARMACEUTICAL-SP ADR     ADR   881624209  $2,096,016     31,200   SH               x               1       31,200
TUESDAY MORNING CORP           COM   899035505  $1,513,800     52,200   SH               x               1       52,200
TYCO INTERNATIONAL LTD         COM   902124106  $3,617,231    109,150   SH               x               1      109,150
UNITED NATURAL FOODS INC       COM   911163103  $1,352,988     46,800   SH               x               1       46,800
UTILITIES SELECT SECTOR SPDR   COM   81369Y886      $2,376        100   SH               x               1          100
WEATHERFORD INTL LTD           COM     2962421  $2,518,880     56,000   SH               x               1       56,000
WHOLE FOODS MARKET INC         COM   966837106    $334,075      3,500   SH               x               1        3,500
XM SATELLITE RADIO HOLD-CL A   COM   983759101  $2,371,501     86,900   SH               x               1       86,900
YAHOO! INC                     COM   984332106  $2,457,000     67,500   SH               x               1       67,500

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.

SONUS NETWORKS INC             COM   835916107     $77,740        676       (c)          x               1